Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets (in thousands)

	September 30, 2014	December 31, 2013
Preclinical and clinical(1)	$2,128	$847
Other	993	131

Total	$3,121	$978

(1)	A substantial majority of these prepayments consist of advances to our contract manufacturers.
Prepaid expenses and other current assets (in thousands)

	December 31,
	2012	2013

Preclinical and clinical	$1,285	$847
Other	333	131

Total	$1,618	$978

Accrued Liabilities

Accrued Liabilities (in thousands)

	September 30, 2014	December 31, 2013
Payroll and related	$1,264	$539
Preclinical and clinical	2,403	1,726
Professional services	103	1,265
Other	275	138

Total	$4,045	$3,668

Accrued Liabilities (in thousands)

	December 31,
	2012	2013

Payroll and related	$427	$539
Preclinical and clinical	956	1,726
Professional services	–	1,265
Other	17	138

Total	$1,400	$3,668